SELECTED QUARTERLY FINANCIAL DATA	12 Months Ended
Jun. 30, 2018
Quarterly Financial Information Disclosure [Abstract]
SELECTED QUARTERLY FINANCIAL DATA (unaudited)
24.	SELECTED QUARTERLY FINANCIAL DATA (unaudited)

	Three Months Ended
	September	December	March	June
	2017	2017	2018	2018

	(Dollars in Thousands, except per share data)
Total interest and dividend income	$2,225	$2,267	$2,482	$2,696
Total interest expense	644	677	818	985

Net interest income	1,581	1,590	1,664	1,711
Provision for loan losses	5	6	10	29

Net interest income after provision for loan losses	1,576	1,584	1,654	1,682
Total noninterest income	115	124	120	111
Total noninterest expense	892	957	907	957

Income before income taxes	799	751	867	836
Income taxes	297	355	233	243

Net income	$502	$396	$634	$593

Per share data:
Net income
Basic	$0.28	$0.22	$0.35	$0.31
Diluted	0.28	0.22	0.35	0.31
Average shares outstanding
Basic	1,824,878	1,826,580	1,828,283	1,827,870
Diluted	1,824,878	1,826,580	1,829,750	1,827,870

	Three Months Ended
	September	December	March	June
	2016	2016	2017	2017

	(Dollars in Thousands, except per share data)
Total interest and dividend income	$1,777	$1,814	$1,958	$2,097
Total interest expense	373	396	488	597

Net interest income	1,404	1,418	1,470	1,500
Provision for loan losses	16	18	15	9

Net interest income after provision for loan losses	1,388	1,400	1,455	1,491
Total noninterest income	130	107	130	123
Total noninterest expense	934	916	896	993

Income before income taxes	584	591	689	621
Income taxes	186	196	263	203

Net income	$398	$395	$426	$418

Per share data:
Net income
Basic	$0.21	$0.21	$0.23	$0.22
Diluted	0.21	0.21	0.23	0.22
Average shares outstanding
Basic	1,876,160	1,881,086	1,882,593	1,855,313
Diluted	1,876,160	1,881,086	1,882,593	1,855,313

COMMON STOCK MARKET PRICE AND DIVIDEND INFORMATION

WVS Financial Corp.‘s common stock is traded on the Nasdaq Global MarketSM under the symbol “WVFC”.

The following table sets forth the high and low market prices of a share of common stock, and cash dividends declared per share, for the periods indicated.

	Market Price		Cash Dividends
Quarter Ended	High	Low	Declared
June 2018	$16.72	$15.60	$0.12
March 2018	18.05	15.40	0.08
December 2017	16.60	14.76	0.06
September 2017	16.85	15.39	0.06

June 2017	$16.15	$14.44	$0.10
March 2017	15.50	14.10	0.06
December 2016	15.40	12.01	0.04
September 2016	12.90	11.10	0.04

There were six Nasdaq Market Makers in the Company’s common stock as of June 30, 2018: Citadel Securities LLC; VIRTU Americas LLC; Canaccord Genuity LLC; Merrill Lynch, Pierce, Fenner; UBS Securities LLC and Two Sigma Securities.

According to the records of the Company’s transfer agent, there were approximately 408 shareholders of record at August 24, 2018. This does not include any persons or entities who hold their stock in nominee or “street name” through various brokerage firms.

Dividends are subject to determination and declaration by the Board of Directors, which takes into account the Company’s financial condition, statutory and regulatory restrictions, general economic condition and other factors.